Note 7 - Derivative Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Derivatives and Fair Value [Text Block]

8. Derivative Liabilities

The Company accounted for the Series F Warrants, Series G Warrants and the Series H Warrants in accordance with ASC 815-10. Since the Company was required to purchase its Series F Warrants, Series G Warrants and Series H Warrants for an amount of cash equal to $288.00, $176.00 and $85.28, respectively, for each share of Common Stock (the "Minimum Value") they are recorded as liabilities at the greater of the Minimum Value or fair value. They are marked to market each reporting period through the Consolidated Statement of Operations.

On the respective closing dates of June 28, 2018 and May 12, 2019, respectively, the derivative liabilities related to the Series G Warrants and Series H Warrants were recorded at an aggregate fair value of $1,628,113. Given that the fair value of the derivative liabilities was less than the net proceeds, the remaining proceeds were allocated to Common Stock and additional paid-in-capital.

On March 10, 2023, Arch Therapeutics, Inc. entered into exchange agreements (the “Exchange Agreements”) with each holder (the “Warrantholders”) of the Company’s outstanding Series G Warrants to purchase shares of the Company’s common stock, par value $0.001 per share at an exercise price of $1,120.00 per share and the Company’s outstanding Series H Warrants to purchase shares of Common Stock at an exercise price of $640.00 per share. Pursuant to the Exchange Agreements, the Warrantholders exchanged 4,252 Series G Warrants for 426 shares of Common Stock and 5,385 Series H Warrants for 1,078 shares of Common Stock.

During the three and nine months ended June 30, 2023, $0 and $1,158,197, respectively was recorded to gain on extinguishment of derivative liability for the exchange of the Series G warrants and Series H warrants and $49,278 was recorded as part of shareholder’s deficit. During the three and nine months ended June 30, 2022, $0 and $1,000,000, respectively was recorded to decrease the fair value of derivative liability related to the expired Series F warrants.

Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2023
(Level 3)	Series G	Series H

Beginning balance at September 30, 2022	$748,275	$459,200
Exchange of warrants into common stock	(13,948)	(35,330)
Extinguishment of derivative liabilities	(734,327)	(423,870)
Ending balance at June 30, 2023	$-	$-

Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2022
(Level 3)	Series F	Series G	Series H

Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	-	-	-
Adjustments to estimated fair value	-	-	-
Expiration of derivative liability	(1,000,000)	-	-
Ending balance at June 30, 2022	$-	$748,275	$459,200

As of March 10, 2023 and September 30, 2022, the derivative liabilities were valued at the greater of their minimum value or by using the Black Scholes Model with the following assumptions.

As of March 10, 2023, the derivative liabilities are recorded at their minimum value.

	Series G	Series H
Closing price per share of Common Stock	$32.80	$32.80
Exercise price per share	$1,120.00	$640.00
Expected volatility	179.41%	141.03%
Risk-free interest rate	4.91%	4.75%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	0.24	1.31

As of September 30, 2022, the derivative liabilities are recorded at their minimum value.

	Series G	Series H
Closing price per share of Common Stock	$30.72	$30.72
Exercise price per share	$1,120.00	$640.00
Expected volatility	132.97%	122.50%
Risk-free interest rate	4.05%	4.14%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	0.69	1.57

7.	Derivative Liabilities

The Company accounted for the Series F Warrants, Series G Warrants and the Series H Warrants in accordance with ASC 815-10. Since the Company may be required to purchase its Series F Warrants, Series G Warrants and Series H Warrants for an amount of cash equal to $288.00, $176.00 and $85.28, respectively, for each share of Common Stock (“Minimum”) they are recorded as liabilities at the greater of the Minimum or fair value. They are marked to market each reporting period through the Consolidated Statement of Operations. During the year ended September 30, 2022, the Company recognized income of $1,000,000 for the expiration of the Series F Warrants.

On the respective closing dates, the derivative liabilities related to the Series G Warrants and Series H Warrants were recorded at an aggregate fair value of $1,628,113. Given that the fair value of the derivative liabilities was less than the net proceeds, the remaining proceeds were allocated to Common Stock and additional-paid-in-capital. For the fiscal year ended September 30, 2021, the Company recorded income of $108,944 in connection with the decrease in the fair value of the derivative liability.

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2022 (Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	-	-	-
Adjustments for the expiration of warrant	(1,000,000)	-	-
Ending balance at September 30, 2022	$-	$748,275	$459,200

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2021 (Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	-	-	-
Adjustments to estimated fair value	-	-	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

The derivative liabilities are recorded as liabilities at September 30, 2022 using the greater of the minimum value or the Black Scholes Model with the following assumptions. As of September 30, 2022, the derivative liabilities are recorded at their minimum value.

	Series G	Series H
Closing price per share of Common Stock	$30.72	$30.72

Exercise price per share	$1,120.00	$640.00

Expected volatility	132.97%	122.50%

Risk-free interest rate	4.05%	4.14%

Dividend yield	-	-

Remaining expected term of underlying securities (years)	0.69	1.57

During the year ended September 30, 2022, the Series F Warrants expired.

The derivative liabilities are recorded as liabilities at September 30, 2021 using the greater of the minimum value or the Black Scholes Model with the following assumptions. As of September 30, 2021, the derivative liabilities are recorded at their minimum value.

	Series F	Series G	Series H
Closing price per share of Common Stock	$0.96	$0.96	$0.96
Exercise price per share	$1,200.00	$1,120.00	$640.00
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	-	-	-
Remaining expected term of underlying securities (years)	0.34	1.70	2.58